Consolidated Statement of Cash Flows ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)		Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Cash flows from operating activities:
Profit for the year	₨ 108,662	$ 1,486		₨ 97,713	₨ 90,173
Adjustments to reconcile profit for the year to net cash generated from operating activities:
Gain on sale of property, plant and equipment, net	(516)	(7)		(11)	(309)
Depreciation, amortization and impairment expense	27,656	378		20,862	19,474
Unrealized exchange (gain)/ loss, net and exchange (gain)/ loss on borrowings	(2,251)	(31)		6,376	(546)
Share-based compensation expense	2,310	32		1,262	1,938
Share of net (profit) /loss of associates accounted for using the equity method	(130)	(2)		(29)	43
Income tax expense	30,345	415		24,799	25,242
Finance and other income, net of finance expense	(16,614)	(227)		(18,945)	(17,371)
(Gain)/loss from sale of business and loss of control in subsidiary, net	81	1		(1,144)	(4,344)
Changes in operating assets and liabilities; net of effects from acquisitions
Trade receivables	12,848	176		(3,327)	1,392
Unbilled receivables and Contract assets	(1,062)	(15)		(3,561)	4,580
Inventories	803	11		2,085	(566)
Other assets	931	13		(80)	(6,909)
Trade payables, accrued expenses, other liabilities and provisions	5,698	78		(12,401)	20,844
Contract liabilities	3,704	51		(6,572)	7,824
Cash generated from operating activities before taxes	172,465	2,359		107,027	141,465
Income taxes paid, net	(24,915)	(341)		(6,384)	(25,149)
Net cash generated from operating activities	147,550	2,018		100,643	116,316
Cash flows from investing activities:
Purchase of property, plant and equipment	(19,577)	(268)		(23,497)	(22,781)
Proceeds from sale of property, plant and equipment	753	10		1,270	1,940
Purchase of investments	(1,172,251)	(16,027)		(1,178,247)	(930,614)
Proceeds from sale of investments	1,189,059	16,257		1,212,826	954,954
Proceeds from sale of hosted data center services business and loss of control in subsidiary, net of related expenses and cash					26,103
Payment for business acquisitions including deposits and escrow, net of cash acquired	(9,873)	(135)		(10,003)
Proceeds from sale of business				7,459
Interest received	19,624	268		23,837	20,163
Dividend received	4		[1]	367	361
Net cash generated from investing activities	7,739	105		34,012	50,126
Cash flows from financing activities:
Proceeds from issuance of equity shares/shares pending allotment	6		[1]	14	4
Repayment of loans and borrowings	(97,206)	(1,329)		(132,380)	(104,039)
Proceeds from loans and borrowings	103,418	1,414		106,342	65,161
Repayment of lease liabilities	(8,660)	(118)		(6,784)
Payment for deferred contingent consideration in respect of business combination					(265)
Payment for buyback of equity shares, including transaction cost	(95,199)	(1,302)		(105,311)
Payment of tax on buyback of equity shares	(21,445)	(293)
Interest paid	(3,335)	(46)		(4,601)	(4,796)
Payment of cash dividend	(5,459)	(75)		(5,689)	(4,504)
Payment of tax on cash dividend				(1,174)	(930)
Payment of cash dividend to Non-controlling interest holders	(960)	(13)		(1,415)
Net cash used in financing activities	(128,840)	(1,762)		(150,998)	(49,369)
Net increase/ (decrease) in cash and cash equivalents during the year	26,449	361		(16,343)	117,073
Cash and cash equivalents at the beginning of the year	144,104	1,970		158,525	40,926
Effect of exchange rate changes on cash and cash equivalents	(890)	(12)		1,922	526
Cash and cash equivalents at the end of the year (Note 11)	₨ 169,663	$ 2,319		₨ 144,104	₨ 158,525

[1]	Value is less than 1